Segment Information (Schedule of Segment Indentifiable Assets by Geographical Area) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Total identifiable assets	$ 112,173	$ 121,567	$ 126,767
Goodwill	392	392	392
Total assets	112,565	121,959	127,159
Hong Kong And Macao [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total identifiable assets	37,555	42,902	40,951
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total identifiable assets	$ 74,618	$ 78,665	$ 85,816